Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Other investments
FVPL	$ 118	$ 23	$ 16
FVOCI	1,108	1,056	1,168
Moderna Therapeutics Inc.
Other investments
Consideration received, sale of other investment	(1,381)
Level 1
Other investments
FVPL	118	13	16
FVOCI	891	880	1,064
Level 3
Other investments
FVPL		10
FVOCI	$ 217	$ 176	$ 104